CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) (USD $)	Total	Ordinary shares	Treasury stock, at cost	Additional paid-in capital	Accumulated deficit	Statutory reserve	Accumulated other comprehensive income	Non-controlling interest
Balance at Dec. 31, 2009	$ (67,107)	$ 20,923		$ 29,116,169	$ (31,383,298)	$ 729,216	$ 1,349,883	$ 100,000
Balance (in shares) at Dec. 31, 2009		209,230,993
Increase (Decrease) In Stockholders' Equity
Net income (loss) attributable to Mecox Lane Limited shareholders	4,430,609				4,430,609
Statutory reserve come from/to deficit					(238,305)	238,305
Series B, C and D preference shares converted into ordinary shares upon initial public offering	25,354,226	12,396		25,341,830
Series B, C and D preference shares converted into ordinary shares upon initial public offering (in shares)		123,961,259
Issuance of ordinary shares upon initial public offering, net of issuance costs	101,640,402	7,200		101,633,202
Issuance of ordinary shares upon initial public offering, net of issuance costs (in shares)		72,000,005
Share-based compensation	3,345,896			3,345,896
Foreign currency translation adjustments	942,264						942,264
Balance at Dec. 31, 2010	135,646,290	40,519		159,437,097	(27,190,994)	967,521	2,292,147	100,000
Balance (in shares) at Dec. 31, 2010		405,192,257
Increase (Decrease) In Stockholders' Equity
Net income (loss) attributable to Mecox Lane Limited shareholders	(33,223,661)				(33,223,661)
Statutory reserve come from/to deficit					(365)	365
Refund of issuance costs	15,418			15,418
Fraction shares repurchased in ADS conversion	(5)			(5)
Fraction shares repurchased in ADS conversion (in shares)		(30)
Share-based compensation	4,353,607			4,353,607
Foreign currency translation adjustments	3,909,408						3,909,408
Balance at Dec. 31, 2011	110,701,057	40,519		163,806,117	(60,415,020)	967,886	6,201,555	100,000
Balance (in shares) at Dec. 31, 2011	405,192,227	405,192,227
Increase (Decrease) In Stockholders' Equity
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)				(22,432,150)
Statutory reserve come from/to deficit					36,147	(36,147)
Repurchase of ordinary shares	(572,168)		(572,168)
Repurchase of ordinary shares (in shares)			(4,937,247)
Vesting of restricted shares		348		(348)
Vesting of restricted shares (in shares)		3,477,129
Exercise of stock options	9,331	6		9,325
Exercise of stock options (in shares)		58,317
Share-based compensation	2,119,171			2,119,171
Foreign currency translation adjustments	91,198						91,198
Balance at Dec. 31, 2012	$ 89,916,439	$ 40,873	$ (572,168)	$ 165,934,265	$ (82,811,023)	$ 931,739	$ 6,292,753	$ 100,000
Balance (in shares) at Dec. 31, 2012	403,790,426	408,727,673	(4,937,247)